Borrowings (Details 2) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 1,652,289	$ 1,980,501
1 year or less
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	172,920	422,746
1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	170,630	230,464
2 to 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	472,042	523,855
Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flow of principal and estimated interest	[1]	$ 836,697	$ 803,436

[1]	The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.